CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CAD ($)	Share Capital	Contributed Surplus	Equity Portion of Convertible Debentures	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, Shares at Jun. 30, 2016	23,521,744
Beginning balance, Amount at Jun. 30, 2016	$ 7,880,660	$ 361,196		$ (8,779,927)	$ 0	$ (538,071)
Statement Line Items [Line Items]
Net loss				(88,405)		(88,405)
Ending balance, Shares at Jun. 30, 2017	23,521,744
Ending balance, Amount at Jun. 30, 2017	$ 7,880,660	361,196		(8,868,332)	0	(626,476)
Statement Line Items [Line Items]
Common shares issued for settlement of shareholder loan (Note 13(b)), Shares	7,681,110
Common shares issued for settlement of shareholder loan (Note 13(b)), Amount	$ 384,055					384,055
Common shares issued for private placement (Note 13(c)), Shares	5,532,500
Common shares issued for private placement (Note 13(c)), Amount	$ 553,250					553,250
Common shares issued for private placement (Note 13(d)), Shares	890,074
Common shares issued for private placement (Note 13(d)), Amount	$ 959,251					959,251
Issuance of options (Note 14)		1,177,727				1,177,727
Issuance of warrants (Note 15)		2,269,688				2,269,688
Common shares issued for private placement (Note 13(e)), Shares	2,410,800
Common shares issued for private placement (Note 13(e)), Amount	$ 4,703,025					4,703,025
Foreign currency translation gain					684	684
Net loss				(4,865,933)		(4,865,933)
Ending balance, Shares at Jun. 30, 2018	40,036,228
Ending balance, Amount at Jun. 30, 2018	$ 14,480,241	3,808,611		(13,734,265)	684	4,555,271
Statement Line Items [Line Items]
Equity portion of convertible debentures (Note 12)		29,063	$ 62,498			91,561
Warrant portion of promissory note payable (Note 11)		18,650				18,650
Common shares issued for exercise of warrants (Note 13(a)), Shares	750,000
Common shares issued for exercise of warrants (Note 13(a)), Amount	$ 156,587	(44,087)				112,500
Issuance of warrants (Note 15)		1,413,919				1,413,919
Foreign currency translation gain					7,205	7,205
Net loss				(5,836,536)		(5,836,536)
Ending balance, Shares at Jun. 30, 2019	40,786,228
Ending balance, Amount at Jun. 30, 2019	$ 14,636,828	$ 5,226,156	$ 62,498	$ (19,570,801)	$ 7,889	$ 362,570